Income Taxes - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Components of the deferred income tax assets and liabilities
Unrecognized tax benefits	$ 12	$ 14	$ 14
Unrecognized tax benefits, increase in liability			12
Income taxes paid	30	62	$ 30
Current income tax receivable	$ 35
Current income tax payable		$ 29